INITIAL PUBLIC OFFERING (Details)		12 Months Ended
	Apr. 25, 2023 USD ($) shares $ / shares	Dec. 31, 2024 USD ($)	Apr. 25, 2025 shares
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	5,000,000
Payment of stock issuance costs | $		$ 28,550,129
Payment of deferred underwriting commissions | $		$ 17,500,000
IPO And Over-Allotment Option
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share) | $ / shares	$ 10
Consideration received on transaction | $	$ 500,000,000
Payment of stock issuance costs | $	28,550,129
Payment of deferred underwriting commissions | $	$ 17,500,000
Number of Class A ordinary shares per Unit (in shares) | shares	1		1
IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	50,000,000
Price of shares issued in transaction (in USD per share) | $ / shares	$ 10
Number of Class A ordinary shares per Unit (in shares) | shares	1
Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	5,000,000
Price of shares issued in transaction (in USD per share) | $ / shares	$ 10